FINANCIAL INSTRUMENTS AND RISKS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Instruments sharing characteristic, highly liquid investments	R$ 165.7	R$ 197.7
Value at risk exposure probable	95.00%
Value at risk, adverse scenario, deterioration percentage	25.00%
Value at risk, remote scenario, deterioration percentage	50.00%
Tenedora [Member] | E L J [Member]
IfrsStatementLineItems [Line Items]
Put and call options percenatge	15.00%
Put Options Fair Value	R$ 1,184.2	2,791.1
Tenedora [Member] | E L J [Member] | Tranche A [Member]
IfrsStatementLineItems [Line Items]
Put and call options percenatge	12.11%
Tenedora [Member] | E L J [Member] | Tranche B [Member]
IfrsStatementLineItems [Line Items]
Put and call options percenatge	2.89%
G And Weda Banded Peak [Member]
IfrsStatementLineItems [Line Items]
Contingent consideration	R$ 300.5	R$ 272.6